Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Statement [Abstract]
Interest and fees income	¥ 575,783,341	¥ 1,538,620,115	¥ 1,754,595,020
Interest expenses on interest-bearing borrowings	(511,866,737)	(794,518,514)	(723,081,286)
Net interest and fees income	63,916,604	744,101,601	1,031,513,734
Net revenue under the commercial bank partnership model	19,959,208	97,127,306	87,936,005
Collaboration cost for sales partners	(52,006,417)	(252,881,333)	(343,508,143)
Net interest and fees income after collaboration cost	31,869,396	588,347,574	775,941,596
Provision for credit losses, net of increase in guaranteed recoverable assets	(480,931,843)	(105,216,440)	(177,282,998)
Provision for cost method investment			(5,907,577)
Net interest and fees income after collaboration cost and provision	(449,062,448)	483,131,134	592,751,021
Realized gains/(losses) on sales of investments, net	(971,725)	(4,125,037)	6,548,484
Net losses on sales of loans	(20,967,075)	(6,497,731)	(17,190,545)
Other gains/(losses), net	69,674,481	(24,400,913)	4,847,597
Total non-interest (losses)/income, net	47,735,681	(35,023,681)	(5,794,464)
Operating expenses
Employee compensation and benefits	(91,214,320)	(155,735,239)	(204,573,389)
Share-based compensation expenses		(14,898,534)	(7,517,349)
Taxes and surcharges	(10,724,811)	(26,168,730)	(31,343,671)
Operating lease cost	(13,709,695)	(15,693,697)	(16,366,797)
Other expenses	(67,122,182)	(187,322,734)	(121,520,772)
Total operating expenses	(182,771,008)	(399,818,934)	(381,321,978)
Income/(loss) before income tax expense	(584,097,775)	48,288,519	205,634,579
Income tax (expense)	113,703,733	(10,504,073)	(41,017,018)
Net income/(loss)	(470,394,042)	37,784,446	164,617,561
Other comprehensive income/(loss)
Foreign currency translation adjustment	(4,739,910)	524,149	867,116
Comprehensive income/(loss)	(475,133,952)	38,308,595	165,484,677
Less: net income attributable to non-controlling interests			19,377,314
Total comprehensive income/(loss) attributable to ordinary shareholders	¥ (475,133,952)	¥ 38,308,595	¥ 146,107,363